LONG-TERM DEBT	9 Months Ended
Sep. 30, 2012
Long-term Debt, by Current and Noncurrent [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(in thousands of $)	September 30, 2012	December 31, 2011
Long-term debt:
8.5% Senior Notes due 2013, net	274,209	274,209
NOK500 million senior unsecured floating rate bonds due 2014, net	76,247	74,583
3.75% senior unsecured convertible bonds due 2016	125,000	125,000
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022	1,375,075	1,436,672
	1,850,531	1,910,464
Less: current portion of long-term debt	(220,051)	(150,342)
	1,630,480	1,760,122

The outstanding debt as of September 30, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31

2012 (remaining three months)	36,719
2013	490,294
2014	305,374
2015	365,761
2016	177,172
Thereafter	475,211
Total debt	1,850,531

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) was 4.15% per annum at September 30, 2012 (December 31, 2011: 4.51%). This rate takes into consideration the effect of related interest rate swaps. At September 30, 2012, the three month US$ London Interbank Offered Rate, or LIBOR, was 0.36% (December 31, 2011: 0.58%) and the Norwegian Interbank Offered Rate, or NIBOR, was 1.97% (December 31, 2011: 2.89%).
The following table summarizes the amounts available for drawdown under the Company’s loan facilities as at September 30, 2012.

	As of September 30, 2012
(in millions of $)	Utilized	Available
Loan facilities secured with mortgages on vessels and rig including newbuildings	1,309.1	19.2
Loan facilities secured against 8.5% Senior Notes held as treasury notes	66.0	—
Loan facilities secured against investment in securities	—	11.6
Unsecured borrowings:
8.5% Senior Notes due 2013	274.2	—
NOK500 million senior unsecured bonds due 2014	76.2	—
3.75% senior unsecured convertible bonds due 2016	125.0	—
	1,850.5	30.8

As of September 30, 2012, $11.6 million of a $55.0 million secured securities facility was available for borrowing based on 50% of the market value of the Company’s investment in certain marketable securities, in addition to the $19.2 million available under bank loan facilities secured with mortgages on vessels.
8.5% Senior Notes due 2013
On December 15, 2003, the Company issued $580 million of 8.5% senior notes. Interest on the notes is payable in cash semi-annually in arrears on June 15 and December 15. The notes were not redeemable prior to December 15, 2008, except in certain circumstances. After this date the Company may redeem notes at redemption prices which reduced from an initial redemption price of 104.25% to a redemption price of 100% from December 15, 2011, onwards.
In 2004, 2005 and 2006, the Company bought back and cancelled notes with an aggregate principal amount of $130.9 million. No notes were bought in 2007 and 2008. In 2009, 2010 and 2011 the Company purchased notes with principal amounts totalling $148.0 million, $5.0 million and $21.9 million, respectively, which are being held as treasury notes and against which certain borrowings are secured (see below). Gains of $20.6 million and $0.5 million were recorded on the purchases in 2009 and 2011, respectively, and a loss of $13,000 was recorded on the purchases in 2010. The net amount outstanding at September 30, 2012, was $274.2 million (December 31, 2011: $274.2 million).

NOK500 million senior unsecured bonds due 2014
On October 7, 2010, the Company issued a senior unsecured bond loan totalling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014. The bonds may, in their entirety, be redeemed at the Company’s option from October 7, 2013, until April 6, 2014, upon giving bondholders at least 30 days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totalling NOK40.5 million in 2010, NOK13.0 million in 2011 and NOK10.0 million in the nine months ended September 30, 2012, which are being held as treasury bonds. The net amount outstanding at September 30, 2012, was NOK436.5 million, equivalent to $76.2 million (December 31, 2011: NOK446.5 million, equivalent to $74.6 million).
3.75% senior unsecured convertible bonds due 2016
On February 8, 2011, the Company issued a senior unsecured convertible bond loan totalling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $21.73. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.
$210 million secured term loan facility
In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels, which serve as the security for this facility. The loan agreement was amended and restated in April 2012 in connection with the termination of the original charters of the vessels to Horizon Lines, LLC (“Horizon Lines”). The facility is non-recourse to Ship Finance International Limited, as the holding company does not guarantee this debt. However, as part of the amended agreement, Ship Finance will now indirectly guarantee that the revenues received by the vessel-owning subsidiaries over the remaining term of the loan will achieve certain minimum levels for each vessel, with a financial guarantee limited to $25 million in aggregate. The facility bears interest at LIBOR plus a margin and has a term of twelve years from the date of drawdown for each vessel. The net amount outstanding at September 30, 2012, was $174.8 million (December 31, 2011: $175.0 million).
$149 million secured term loan facility
In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels, which served as the security for this facility. One of the vessels was sold in January 2008 and the loan facility is currently secured by the remaining four vessels. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at September 30, 2012, was $84.5 million (December 31, 2011: $90.8 million).
$77 million secured term loan facility
In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks. The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at September 30, 2012, was $47.1 million (December 31, 2011: $51.9 million).
$30 million secured revolving credit facility
In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank. The proceeds of the facility were used to partly fund the acquisition of a 1,700 TEU container vessel, which also serves as security for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at September 30, 2012 was $7.0 million (December 31, 2011: $9.0 million).
$49 million secured term loan and revolving credit facility
In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan facility with a bank. The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers, which also serve as the security for this facility. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of ten years. In June 2011, the terms of the facility were amended such that part of the loan was transformed into a revolving credit facility. The net amount outstanding at September 30, 2012, was $29.9 million (December 31, 2011: $33.3 million).
$58 million secured revolving credit facility
In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks. The borrowings under this facility are secured by two 1,700 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at September 30, 2012, was $23.0 million (December 31, 2011: $33.6 million).
$60 million secured term loan facility
In June 2009, a wholly-owned subsidiary of the Company entered into a $60 million secured term loan facility with a bank. Borrowings under this facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and provide the security for this facility. The facility bears interest at LIBOR plus a margin and matures in January 2013. The net amount outstanding at September 30, 2012, was $43.8 million (December 31, 2011: $46.5 million).
$30 million secured term loan facility
In June 2009, a wholly-owned subsidiary of the Company entered into a $30 million secured term loan facility with a bank. The proceeds of the facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and provide the security for this facility. The facility bears interest at LIBOR plus a margin and matures in January 2013. The net amount outstanding at September 30, 2012, was $22.2 million (December 31, 2011: $23.5 million).
$43 million secured term loan facility
In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured by a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of approximately 5 years. The net amount outstanding at September 30, 2012, was $35.5 million (December 31, 2011: $37.6 million).
$725 million secured term loan and revolving credit facility
In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks that was secured by 26 vessels chartered to Frontline. Three of these vessels were sold in 2011 and one in 2012, and as at September 30, 2012, the facility was secured by the remaining 22 vessels. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. At September 30, 2012, the available amount under the facility was fully drawn. The net amount outstanding at September 30, 2012, was $385.7 million (December 31, 2011: $439.8 million).
$43 million secured term loan facility
In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured by a Suezmax tanker. The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at September 30, 2012, was $35.5 million (December 31, 2011: $37.6 million).
$54 million secured term loan facility
In November 2010, two wholly-owned subsidiaries of the Company entered into a $54 million secured term loan facility with a bank, secured by two Supramax drybulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at September 30, 2012, was $46.8 million (December 31, 2011: $49.8 million).

$95 million secured term loan and revolving credit facility
In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured by a jack-up drilling rig. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at September 30, 2012, was $80.0 million (December 31, 2011: $87.5 million).
$75 million secured term loan facility
In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured by three newbuilding Supramax drybulk carriers, two of which were delivered in 2011 and one which was delivered in 2012. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately eight years. The net amount outstanding at September 30, 2012, was $69.9 million (December 31, 2011: $64.7 million).
$171 million secured term loan facility
In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is a Chinese export credit and is supported by China Export & Credit Insurance Corporation, or SINOSURE, who has provided an insurance policy in favour of the banks for part of the outstanding loan. The facility is secured by a newbuilding 1,700 TEU container vessel, which was delivered in 2010, and seven newbuilding Handysize drybulk carriers, five of which have been delivered as at September 30, 2012. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel. At September 30, 2012, approximately $34.0 million of the facility was undrawn, relating to the two vessels not yet delivered, of which $15.6 million was available for drawdown. The net amount outstanding at September 30, 2012, was $125.3 million (December 31, 2011: $96.8 million).
$55 million secured securities financing agreement
In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at US Federal funds rate plus a margin and will be secured against the relevant securities. The facility had not been utilized as at September 30, 2012.
$167 million secured term loan and revolving credit facility
In July 2011, five wholly-owned subsidiaries entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks. The proceeds of the facility were used to refinance a $350 million senior and junior secured term loan facility entered into in 2005, which matured in June 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and is secured by five double-hull VLCCs vessels. At September 30, 2012, $3.6 million of the available amount under the facility was undrawn. The net amount outstanding at September 30, 2012, was $136.4 million (December 31, 2011: $nil).
$184 million secured term loan facility
In March 2012, four wholly-owned subsidiaries of the Company entered into a $184 million secured term loan facility with a bank, secured by four newbuilding container vessels, which are expected to be delivered in 2013 and 2014. The facility bears interest at LIBOR plus a margin and has a term of approximately twelve years from delivery of each vessel. At September 30, 2012, $156.4 million of the facility was undrawn. The net amount outstanding at September 30, 2012, was $27.6 million (December 31, 2011: $nil).

The Company’s loan agreements contain certain financial covenants and require it to provide security to its lenders in the form of pledged assets. In general, the main financial covenants contained in the Company’s loan agreements provide limitations on the amount of its total borrowings and secured debt and include provisions that require it to (i) provide additional security or prepay certain amounts in the event the fair market value of the vessels securing a facility is less than an applicable percentage ranging between 100% to 140% of the principal amount outstanding under such facility; (ii) maintain available cash on a consolidated basis of not less than $25 million; (iii) maintain positive working capital on a consolidated basis; and (iv) maintain a ratio of total liabilities to adjusted total assets of less than 0.80.
The main security provided under the secured credit facilities include (i) guarantees from subsidiaries, as well as instances where the Company guarantees all or part of the loans; (ii) a first priority pledge over all shares of the relevant asset owning subsidiaries; (iii) a first priority mortgage over the relevant collateral assets which includes all of the vessels and the drilling units that are currently owned by the Company; and (iv) a first priority security interest over all earnings and proceeds of insurance with respect to the assets in the relevant asset owning subsidiaries. The main covenants for the outstanding bonds include customary provisions limiting certain payments, including the payment of dividends and the incurrence of certain debt.
As of September 30, 2012, the Company was in compliance with all of the covenants in its debt and bond agreements.